Debt, Additional Disclosures (Details) - USD ($)					1 Months Ended
	Dec. 20, 2016	Nov. 01, 2016	Jun. 28, 2016	Apr. 13, 2016	Dec. 31, 2016	Nov. 30, 2016	May 24, 2016	May 17, 2016	Dec. 31, 2015
Cleco Power [Member]
Debt [Line Items]
Short-term debt outstanding					$ 0				$ 0
Long-term Debt and Capital Lease Obligations, Including Current Maturities					1,250,000,000
Long-term Debt and Capital Lease Obligations, Current					19,715,000				19,421,000
Long-term Debt, principal payments for CKR bonds					17,896,000				16,814,000
Capital lease payments/Current liabilities					1,819,000				2,607,000
Unsecured Debt					1,268,715,000				1,265,529,000
Debt Instrument, Fee Amount					9,421,000				9,609,000
Cleco Katrina Rita Storm Recovery Bonds [Member] | Cleco Power [Member]
Debt [Line Items]
Long-term Debt, principal payments for CKR bonds					17,900,000
Cleco Power's solid waste disposal facility bonds, 4.70%, due 2036, callable after November 1, 2016 [Member] | Cleco Power [Member]
Debt [Line Items]
Unsecured Debt					0				60,000,000
Cleco Power's senior notes, 3.47%, due 2026 [Member] | Cleco Power [Member]
Debt [Line Items]
Unsecured Debt					130,000,000				0
Debt Instrument, Face Amount	$ 130,000,000
Cleco Power's senior notes, 3.57%, due 2028 [Member] | Cleco Power [Member]
Debt [Line Items]
Unsecured Debt					200,000,000				0
Debt Instrument, Face Amount	200,000,000
Cleco Power's senior notes, 6.65%, due 2018 [Member] | Cleco Power [Member]
Debt [Line Items]
Unsecured Debt					0				250,000,000
2008 Series A GO Zone bonds | Cleco Power [Member]
Debt [Line Items]
Unsecured Debt					50,000,000				50,000,000
Cleco Power's senior notes, 3.68%, due 2025 [Member] [Member] | Cleco Power [Member]
Debt [Line Items]
Unsecured Debt					75,000,000				75,000,000
Unsecured Debt [Member] | Cleco Power's solid waste disposal facility bonds, 4.70%, due 2036, callable after November 1, 2016 [Member] | Cleco Power [Member]
Debt [Line Items]
Extinguishment of Debt, Amount		$ 60,000,000				$ 60,000,000
Interest Expense, Debt		$ 1,400,000
Unsecured Debt [Member] | Cleco Power's senior notes, 6.65%, due 2018 [Member] | Cleco Power [Member]
Debt [Line Items]
Extinguishment of Debt, Amount	250,000,000				250,000,000
Call Premium, Debt	$ 19,000,000
Successor [Member]
Debt [Line Items]
Short-term debt outstanding					0
Long-term Debt and Capital Lease Obligations, Including Current Maturities					2,760,000,000
Long-term Debt and Capital Lease Obligations, Current					19,715,000
Capital lease payments/Current liabilities					1,800,000
Debt Instrument, Fee Amount					11,700,000
Successor [Member] | Cleco Holdings [Member]
Debt [Line Items]
Short-term debt outstanding					0
Long-term Debt and Capital Lease Obligations, Including Current Maturities					1,340,000,000
Long-term Debt and Capital Lease Obligations, Current					0
Debt Instrument, Fee Amount					2,261,000
Successor [Member] | Cleco Katrina Rita Storm Recovery Bonds [Member]
Debt [Line Items]
Long-term Debt, principal payments for CKR bonds					17,900,000
Successor [Member] | Cleco Corporate Holdings debt, variable rate, due 2019 [Member] | Cleco Holdings [Member]
Debt [Line Items]
Debt Instrument, Face Amount				$ 1,350,000,000
Debt Instrument, Term				3 years
Successor [Member] | Cleco Holdings' senior notes, 3.743%, due 2026 [Member] | Cleco Holdings [Member]
Debt [Line Items]
Unsecured Debt					535,000,000
Debt Instrument, Face Amount								$ 535,000,000
Debt Instrument, Interest Rate, Stated Percentage								3.743%
Successor [Member] | Cleco Holdings' senior notes, 4.973%, due 2046 [Member] | Cleco Holdings [Member]
Debt [Line Items]
Unsecured Debt					350,000,000
Debt Instrument, Face Amount								$ 350,000,000
Debt Instrument, Interest Rate, Stated Percentage								4.973%
Successor [Member] | Cleco Holdings' senior notes, 3.250%, due 2023 [Member] | Cleco Holdings [Member]
Debt [Line Items]
Unsecured Debt					$ 165,000,000
Debt Instrument, Face Amount							$ 165,000,000
Debt Instrument, Interest Rate, Stated Percentage							3.25%
Successor [Member] | Cleco Corporate Holdings debt, variable rate, due 2021 [Member] | Cleco Holdings [Member]
Debt [Line Items]
Debt Instrument, Face Amount			$ 300,000,000
Successor [Member] | Debt Issuance Cost Amortization [Member] | Cleco Holdings [Member]
Debt [Line Items]
Debt Instrument, Fee Amount				$ 17,700,000
Successor [Member] | London Interbank Offered Rate (LIBOR) [Member] | Cleco Corporate Holdings debt, variable rate, due 2019 [Member] | Cleco Holdings [Member]
Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.75%
Successor [Member] | London Interbank Offered Rate (LIBOR) [Member] | Cleco Corporate Holdings debt, variable rate, due 2021 [Member] | Cleco Holdings [Member]
Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.625%
Debt Instrument, Interest Rate, Stated Percentage					2.265%
Successor [Member] | ABR [Member] | Cleco Corporate Holdings debt, variable rate, due 2019 [Member] | Cleco Holdings [Member]
Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate				0.75%
Successor [Member] | ABR [Member] | Cleco Corporate Holdings debt, variable rate, due 2021 [Member] | Cleco Holdings [Member]
Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.625%
Predecessor [Member]
Debt [Line Items]
Short-term debt outstanding									0
Long-term Debt and Capital Lease Obligations, Current									19,421,000
Debt Instrument, Fee Amount									9,900,000
Predecessor [Member] | Cleco Holdings [Member]
Debt [Line Items]
Short-term debt outstanding									0
Debt Instrument, Fee Amount									336,000
Predecessor [Member] | Cleco Holdings' senior notes, 3.743%, due 2026 [Member] | Cleco Holdings [Member]
Debt [Line Items]
Unsecured Debt									0
Predecessor [Member] | Cleco Holdings' senior notes, 4.973%, due 2046 [Member] | Cleco Holdings [Member]
Debt [Line Items]
Unsecured Debt									0
Predecessor [Member] | Cleco Holdings' senior notes, 3.250%, due 2023 [Member] | Cleco Holdings [Member]
Debt [Line Items]
Unsecured Debt									$ 0